                                AssetMark Funds

                     Supplement dated October 4, 2006 to the
         Statement of Additional Information ("SAI") dated July 31, 2006

Mr. Gregory M. Jones is no longer a Portfolio  Manager with the Sub-Advisor Clay
Finlay,  Inc. Within the sub-section "The  Sub-Advisors and Portfolio  Managers"
beginning on page 37 of the SAI,  please replace the Clay Finlay,  Inc.  section with the following:

Clay Finlay, Inc. ("Clay Finlay"), sub-advisor of the International Equity Fund, is a global  equity  management  firm founded in 1982 and  headquartered  in New
York.  Clay Finlay is wholly  owned by Old Mutual  Asset  Managers  (US) LLC, an indirect  subsidiary  of Old  Mutual  plc,  a  financial  services  company.  An experienced  multinational team of more than 20 investment professionals manages a full range of  multi-regional  and regional equity mandates on behalf of major corporations,  financial  institutions and governments.  Assets under management were in excess of $7.1 billion as of August 31, 2006. The team  responsible  for managing  Clay Finlay's  allocated  portion of the  International  Equity Fund's portfolio  consists of Henrik Strabo,  Carol L. Franklin,  Robert C.  Schletter,
Gregory Stanek and Jonathan D. Allen.  In addition to the  International  Equity
Fund, the team managed the following other accounts as of March 31, 2006:

-------------------------------------- ------------------------- --------------------------------
Portfolio Manager                           Total Accounts       Accounts with Performance Fees
Other Accounts*
-------------------------------------- ------------------------- --------------------------------
                                        Number       Assets       Number           Assets
                                                  (in millions)                (in millions)
-------------------------------------- ---------- -------------- ---------- ---------------------
Carol L. Franklin
-------------------------------------- ---------- -------------- ---------- ---------------------
   Registered Investment Companies         0      $ 0                0      $ 0
-------------------------------------- ---------- -------------- ---------- ---------------------
   Other Pooled Investment Vehicles        3      $ 185.1            0      $ 0
-------------------------------------- ---------- -------------- ---------- ---------------------
   Other Accounts                          9      $ 2,389.9          2      $ 775.1
-------------------------------------- ---------- -------------- ---------- ---------------------
-------------------------------------- ---------- -------------- ---------- ---------------------
Robert C. Schletter
-------------------------------------- ---------- -------------- ---------- ---------------------
   Registered Investment Companies         0      $ 0                0      $ 0
-------------------------------------- ---------- -------------- ---------- ---------------------
   Other Pooled Investment Vehicles        6      $ 954.2            3      $ 211.9
-------------------------------------- ---------- -------------- ---------- ---------------------
   Other Accounts                          8      $ 458.8            3      $ 82.5
-------------------------------------- ---------- -------------- ---------- ---------------------
-------------------------------------- ---------- -------------- ---------- ---------------------
Gregory Stanek
-------------------------------------- ---------- -------------- ---------- ---------------------
   Registered Investment Companies         0      $ 0                0      $ 0
-------------------------------------- ---------- -------------- ---------- ---------------------
   Other Pooled Investment Vehicles        3      $ 297.0            0      $ 0
-------------------------------------- ---------- -------------- ---------- ---------------------
   Other Accounts                         13      $ 437.6            1      $ 20.7
-------------------------------------- ---------- -------------- ---------- ---------------------
-------------------------------------- ---------- -------------- ---------- ---------------------
Jonathan D. Allen
-------------------------------------- ---------- -------------- ---------- ---------------------
   Registered Investment Companies         0      $ 0                0      $ 0
-------------------------------------- ---------- -------------- ---------- ---------------------
   Other Pooled Investment Vehicles        3      $ 297.0            0      $ 0
-------------------------------------- ---------- -------------- ---------- ---------------------
   Other Accounts                         13      $ 438.0            1      $ 21.0
-------------------------------------- ---------- -------------- ---------- ---------------------

*Mr. Henrik Strabo joined the portfolio  management team in 2006. As of the date of this supplement, Mr. Strabo did not manage any other accounts.

The team manages other accounts that utilize  investment  strategies  similar to the  International  Equity Fund.  Although  the team  manages all  international equity  mandates in a similar  fashion,  conflicts of interest  may arise.  As a result,  Clay Finlay  allocates  securities  across all portfolios with the same investment strategy. Exceptions to this may arise when the purchase or sale of a security would contravene a client's needs with regard to cash  contributions or withdrawals, or would conflict with a stated client guideline or instruction.

Clay Finlay  compensates the portfolio managers with a fixed salary and a bonus.
The bonus is calculated  using the  performance  of all accounts  managed by the
portfolio  manager,   which  would  include  the  pre-tax   performance  of  the
International Equity Fund.

As of March 31, 2006, Ms. Franklin and Messrs. Schletter, Stanek and Allen did
not own any  shares of the  International  Equity  Fund.  As of the date of this supplement, Mr. Strabo did not own any shares of the International Equity Fund.

        Please retain this Supplement with your SAI for future reference.